Deferred Revenue - Deferred Revenue Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Beginning balance	$ 144,658
Ending balance	148,546	$ 144,658
Less: current portion	(1,163)	(1,606)
Non-current portion	147,383	143,052
Marmato
Platform Operator, Crypto-Asset [Line Items]
Beginning balance	60,658	0
Acquisition of Aris Gold’s deferred revenue liability		59,596
Recognition of revenue on ounces delivered	(3,878)	(828)
Cumulative catch-up adjustment	(52)
Accretion (Note 8)	7,818	1,890
Ending balance	64,546	$ 60,658
Less: current portion	(1,163)
Non-current portion	$ 63,383